Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Summarized of Financial Information Group's Consolidated Financial Statements
The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Assets
Current assets
Cash and cash equivalent, net of allowance for doubtful accounts	159,140	182,503
Restricted cash	42,307	61,708
Short-term investments	8,879	5,000
Contract assets, net of allowance for doubtful accounts	41,481	71,085
Account receivable, net of allowance for doubtful accounts	175,152	113,433
Insurance premium receivables, net of allowance for doubtful accounts	927	1,763
Amounts due from related parties	277	229
Deferred costs	6,147	—
Prepaid expense and other receivables, net of allowance for doubtful accounts	102,729	91,618

Total current assets	537,039	527,339

Non-current assets
Restricted cash	29,687	29,883
Contract assets, net of allowance for doubtful accounts	12,495	28,435
Property, Plant and Equipment, net	53,821	46,267
Intangible assets, net	45,447	45,483
Long-term investments	66,667	56,786
Operating lease right-of-use assets	115,412	19,039
Goodwill	461	461
Other Assets	—	120

Total non-current assets	323,990	226,474

Total assets	861,029	753,813

	As of
	December 31, 2023	December 31, 2024
	RMB	RMB
Liabilities and Shareholders’ Equity
Short-term borrowings	30,000	50,000
Accounts payable	204,587	156,692
Insurance premium payables	37,514	56,042
Contract liabilities	945	—
Other payables and accrued expenses	171,706	169,647
Payroll and welfare payable	50,624	26,964
Income taxes payable	2,440	2,234
Operating lease liabilities	16,368	14,953
Amounts due to related parties	2,451	2,495

Total current liabilities	516,635	479,027

Non-current liabilities
Deferred tax liabilities	10,971	10,971
Operating lease liabilities	129,299	24,082

Total non-current liabilities	140,270	35,053

Total liabilities	656,905	514,080

Total shareholders’ equity attributable to Huize Holding Limited shareholders	198,862	229,156

Non-controlling interests	5,262	10,577

Total shareholders’ equity	204,124	239,733

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Operating revenue	1,156,313	1,173,322	1,009,140

Gross profit	422,964	442,486	344,518

Net profit/(loss)	(14,163)	86,082	23,136

Net cash provided by/(used in) operating activities	(69,094)	149,531	4,300

Net cash provided by/(used in) investing activities	(56,240)	(59,022)	(14,323)

Net cash provided by/(used in) financing activities	(88,433)	(120,119)	24,002

Summary of Estimated Useful Life and Residual Value of Property Plant and Equipment
Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Buildings	32 years	5%
Office furniture and equipment	5~10 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil

Summary of Estimated Useful Life and Residual Value of Intangible Assets
Intangible assets with finite lives represent domain name, purchased computer software and customer relationship acquired from business combination. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Software and system	3~10 years	0%
Customer Relationship	17 years	0%

Summary of Revenue by Major Customers by Reporting Segments
The following table sets forth the segment information for revenue, segment profit (loss), and significant expenses:

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Total operating revenue	1,157,908	1,195,552	1,248,914
Less:
Significant segment expenses
- Channel cost	605,746	647,354	796,879
- Advertising and marketing expense	31,026	31,148	36,566
- Payroll of insurance consultants	100,263	92,035	58,617
- Other segment items (1)	454,613	354,461	356,286

Segment net income	(33,740)	70,554	566

Note:

(1)
Other segment items included in consolidated net income mainly are general and administrative expenses, research and development expenses, selling expenses excluding advertising and marketing expense, interest expenses and others, net which are reflected in the consolidated statements of comprehensive income/(loss).

Summary of Operating Revenue and Long-lived Assets by Geographic location
The following table presents operating revenue and long-lived assets by geographic location:

	Operating revenue			Long-live assets
	For the Year Ended December 31,			As of December 31,
	2022	2023	2024	2022	2023	2024
	RMB	RMB	RMB	RMB	RMB	RMB
PRC Mainland	1,154,793	1,173,322	1,009,140	266,562	235,900	122,087
Hong Kong	1,562	20,587	235,191	2,246	1,646	2,749
Others	1,553	1,643	4,583	9,195	9,195	9,678

Total	1,157,908	1,195,552	1,248,914	278,003	246,741	134,514

Summary of Customer Concentration Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	For the Year Ended December 31,
	2022	2023	2024
	%	%	%
Customer A	27	24	*
Customer H	*	12	*
Customer K	12	*	*

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	Year Ended December 31
	2023	2024
	%	%
Customer A	26	16
Customer K	15	*
Customer M	12	*

* Less than 10% of the Group total amount

Schedule of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents
Details of the banks which accounted for 10% or more of cash and cash equivalents and restricted cash are as follows:

	Year Ended December 31
	2023	2024
	%	%
Bank A	42	43
Bank B	26	*
Bank C	11	17
Bank D	*	11

* Less than 10% of the Group total amount

Summary of Disaggregation of revenues
Disaggregation of revenues

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Brokerage income
- Life and Health insurance business	1,046,469	1,043,497	1,056,981
- Property and Casualty insurance business	62,183	101,036	136,846

Brokerage income subtotal	1,108,652	1,144,533	1,193,827

Other income	49,256	51,019	55,087

Total operating revenue	1,157,908	1,195,552	1,248,914